Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Jul. 21, 2023	Jan. 06, 2023	Dec. 31, 2022
Organization
Shares Outstanding					21,257,708
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Cash and cash equivalents	$ 1,558	$ 5,158		$ 31,200	$ 9,746
Accumulated deficit	(591,620)	$ (473,602)			$ (474,839)
Rounding
Organization
Cash and cash equivalents	1,600
Priveterra
Organization
Cash and cash equivalents	29,200			29,200
Intangible Assets Acquired
Organization
Cash and cash equivalents	2,000			2,000
Intangible Assets Acquired | Priveterra
Organization
Shares Outstanding			16,500,000
Common stock, par value			$ 0.0001
Cash and cash equivalents	$ 2,001			$ 2,001
Additional shares of common stock			16,000,000